Commitments under Operating leases for property and Equipment (Detail) (USD $)	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 2,006,155
2013	650,755
2014	466,558
2015	98,152
2016	38,174
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 3,259,794